Schedule of Investments
September 30, 2022 (unaudited)
AmericaFirst Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 58.85%

Accident & Health Insurance - 1.41%
Principal Financial Group, Inc.	3,345	241,342

Biological Products (No Diagnostic Substances) - 1.39%
Gilead Sciences, Inc.	3,865	238,432

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 1.30%
The Kraft Heinz Co. (2)	6,614	220,577

Computer & Office Equipment - 3.92%
Hewlett Packard Enterprise Co.	18,668	223,643
HP Inc.	8,860	220,791
International Business Machines Corp. (2)	1,871	222,293

		666,727

Computer Communications Equipment - 1.28%
Cisco Systems, Inc.	5,426	217,040

Crude Petroleum & Natural Gas - 3.85%
Coterra Energy, Inc.	8,219	214,680
Devon Energy Corporation	3,696	222,240
Pioneer Natural Resources Company	1,006	217,829

		654,749

Electric Services - 1.36%
NRG Energy, Inc.	6,056	231,763

Entertainment - 1.12%
Paramount Global Class A	8,837	190,349

Food & Kindred Products - 1.39%
Conagra Brands, Inc. (2)	7,251	236,600

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 1.24%
Hasbro, Inc. (2)	3,122	210,485

Industrial Organic Chemicals - 1.35%
LyondellBasell Industries NV Class A	3,042	229,002

Investment Advice - 1.21%
Franklin Resources, Inc.	9,553	205,581

Life Insurance - 1.32%
Prudential Financial, Inc. (2)	2,626	225,258

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.06%
V.F. Corporation	6,028	180,297

Miscellaneous Manufacturing Industries - 1.30%
Amcor PLC	20,674	221,832

Motor Vehicles & Passenger Car Bodies - 1.09%
Ford Motor Co.	16,626	186,211

National Commercial Banks - 1.46%
Huntington Bancshares Incorporated	18,825	248,114

National Gas Transmission - 3.96%
Kinder Morgan, Inc. (2)	13,748	228,767
The Williams Cos., Inc.	7,432	212,778
Truist Financial Corp.	5,321	231,676

		673,221

Natural Gas Transmission & Distribution - 1.26%
ONEOK, Inc.	4,176	213,978

Paperboard Containers & Boxes - 1.20%
Packaging Corporation	1,818	204,143

Paper Mills - 1.05%
International Paper Co. (2)	5,631	178,503

Petroleum Refining - 6.71%
Chevron Corp.	1,457	209,327
ConocoPhillips	2,324	237,838
Exxon Mobil Corp.	2,517	219,759
Phillips 66 (2)	2,908	234,734
Valero Energy Corp.	2,240	239,344

		1,141,002

Pharmaceutical Preparations - 5.78%
AbbVie, Inc.	1,805	242,249
Bristol-Myers Squibb Co. (2)	3,628	257,914
Merck & Co., Inc.	2,864	246,648
Pfizer, Inc. (2)	5,393	235,998

		982,809

Plastics, Materials, Synth Resins & Nonvulvan Elastomers - 1.29%
Dow, Inc.	4,991	219,255

Semiconductors & Related Devices - 1.19%
Intel Corp. (2)	7,877	202,990

Services-Advertising Agencies - 2.75%
Omnicom Group, Inc.	3,734	235,578
The Interpublic Group of Cos., Inc.	9,076	232,346

		467,924

Specialty Cleaning, Polishing & Sanitation Preparations - 1.29%
Clorox Co. (2)	1,711	219,675

State Commercial Banks - 1.32%
Northern Trust Corp.	2,626	224,681

Surgical & Medical Instruments & Apparatus - 1.27%
3M Co.	1,963	216,912

Telephone Communications (No Radio Telephone) - 1.27%
AT&T Inc.	14,046	215,466

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 1.46%
Watsco Inc. Class B	904	248,220

Total Common Stock	(Cost $ 11,235,843)	10,013,138

Real Estate Investment Trusts - 6.67%

AvalonBay Communities, Inc.	1,239	228,211
Euity Residential (2)	3,404	228,817
Regency Centers Corporation	4,103	220,947
UDR, Inc.	5,545	231,282
VICI Properties, Inc.	7,551	225,397

Total Real Estate Investment Trusts	(Cost $ 1,257,709)	1,134,654

Exchange Traded Funds - 30.27%

Invesco Bulletshares 2023 Corporate Bond ETF (2) (4)	84,032	1,753,748
iShares 0-5 Year TIPS Bond ETF (2) (4)	17,778	1,708,644
iShares 7-10 Year Treasury Bond ETF (4)	17,586	1,688,080

Total Exchange Traded Funds	(Cost $ 5,341,024)	5,150,472

Money Market Registered Investment Companies - 4.43%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 0.02% (3)	753,312	753,312

Total Money Market Registered Investment Companies	(Cost $ 753,312)	753,312

Total Investments - 100.22%	(Cost $ 18,587,888)	17,051,576

Liabilities in Excess of Other Assets - -.22%		(38,113)

Total Net Assets - 100.00%		17,013,463

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$17,051,576	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$17,051,576	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.
(4) Exchange-traded fund.